AVAILABLE FOR SALE FINANCIAL ASSETS (Details 2) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		$ 18,614,160	$ 6,238.0		$ 18,392,512
Debt securities available for sale [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		3,115,459			4,786,327
Debt securities available for sale [Member] | Other collaterals [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		158,951			0
Debt securities available for sale [Member] | Securities issued or secured by Central Banks [Member] | Other collaterals [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		158,951			0
Debt securities available for sale [Member] | Pledged in money market operations [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		2,586,894			4,634,984
Debt securities available for sale [Member] | Pledged in money market operations [Member] | Securities issued by foreign Governments [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		148,816			299,560
Debt securities available for sale [Member] | Pledged in money market operations [Member] | Securities issued by Colombian governments [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		2,215,568			4,174,184
Debt securities available for sale [Member] | Pledged in money market operations [Member] | Securities issued by Non-financial sector entities [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		0			3,020
Debt securities available for sale [Member] | Pledged in money market operations [Member] | Securities issued by other colombian government entities [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		133,701			83,076
Debt securities available for sale [Member] | Pledged in money market operations [Member] | Securities issued by other financial entities [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		38,536			35,809
Debt securities available for sale [Member] | Pledged in money market operations [Member] | Securities issued by others [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		50,273			39,335
Debt securities available for sale [Member] | Pledged as derivative collateral instruments [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		77,736			151,343
Debt securities available for sale [Member] | Pledged as derivative collateral instruments [Member] | Securities issued by Colombian governments [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets		77,736			151,343
Debt securities available for sale [Member] | Pledged as collateral to special entities such as CRCC, BR and BVC [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets	[2]	291,878			0
Debt securities available for sale [Member] | Pledged as collateral to special entities such as CRCC, BR and BVC [Member] | Securities issued by Colombian governments [Member]
Disclosure of available for sale financial assets [Line Items]
Available-for-sale financial assets	[2]	$ 291,878			$ 0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Cámara de Riesgo Central de Contraparte – CRCC, Banco de la República – BR and Bolsa de Valor es de Colombia – BVC